Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, any of the foreign currency forward contracts held during the years ended December 31, 2016 and 2015, as cash flow hedges.

As at December 31, 2016, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate(1)	Expected Maturity
				2017	2018
				(in thousands of U.S. Dollars)
Norwegian Kroner	390,000	(1,482)	8.35	38,859	7,829
Euro	13,750	(304)	0.92	14,879	—
		(1,786)		53,738	7,829

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

In connection with its issuance of NOK bonds, the Partnership has entered into cross currency swaps pursuant to which it receives the principal amount in NOK on the repayment and maturity dates, in exchange for payments of a fixed U.S. Dollar amounts. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and repayments of principal at maturity of the Partnership’s NOK bonds due from 2018 to 2019 (see note 8). In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK bonds. As at December 31, 2016, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK(thousands)	Principal Amount USD(thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability)	Remaining Term (years)
		Reference Rate	Margin
420,000 (1)(2)	70,946	NIBOR	5.75%	8.84%	(25,821)	1.9
800,000 (1)(3)	143,536	NIBOR	5.75%	7.58%	(56,272)	2.0
1,000,000	162,200	NIBOR	4.25%	7.45%	(55,286)	2.1
					(137,379)

(1)	Notional amount reduces equally with NOK bond repayments (see note 8).

(2)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 7.2 million for $1.2 million (see note 8).

(3)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 19.2 million for $3.4 million (see note 8).

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. Certain of these interest rate swaps are designated and accounted for as hedges in the consolidated financial statements or within our equity-accounted for investments.

As at December 31, 2016, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	600,000	(151,049)	7.9	5.0%
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	1,374,967	(52,057)	4.9	2.6%
		1,974,967	(203,106)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2016, ranged from 0.30% to 4.00%.

(2)	Notional amount remains constant over the term of the swap.

(3)	Principal amount reduces quarterly or semi-annually.

For the periods indicated, the following table presents the effective and ineffective portion of (losses) gains on interest rate swap agreements designated and qualifying as cash flow hedges. The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership's equity accounted joint ventures.

Year Ended December 31, 2016				Year Ended December 31, 2015
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)		Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
101	(64)	681	Interest expense	(65)	—	(1,050)	Interest expense
101	(64)	681		(65)	—	(1,050)

Year Ended December 31, 2014
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
—	—	—
—	—	—

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

As at December 31, 2016, the Partnership had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts governed by the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives are presented on a gross basis in the Partnership’s consolidated balance sheets. As at December 31, 2016, these derivatives had an aggregate fair value asset amount of $0.1 million and an aggregate fair value liability amount of $216.7 million (December 31, 2015 - an aggregate fair value asset amount of $nil and an aggregate fair value liability amount of $360.6 million). As at December 31, 2016, the Partnership had $30.2 million on deposit with the relevant counterparties as security for cross currency swap liabilities under certain master agreements (December 31, 2015 - $60.5 million). The deposit is presented in Restricted cash and Restricted cash - long-term on the consolidated balance sheets.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other current assets $	Other assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2016
Foreign currency contracts	119	—	—	(1,634)	(271)
Cross currency swaps	—	—	(2,375)	(20,281)	(114,723)
Interest rate swaps	181	2,597	(5,653)	(33,087)	(167,144)
	300	2,597	(8,028)	(55,002)	(282,138)
As at December 31, 2015
Foreign currency contracts	80	—	—	(10,266)	(1,323)
Cross currency swaps	—	—	(2,196)	(42,878)	(138,253)
Interest rate swaps	—	1,894	(7,827)	(148,312)	(81,753)
	80	1,894	(10,023)	(201,456)	(221,329)

Total realized and unrealized (losses) gains of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized losses on derivative instruments in the consolidated statements of income. The effect of the (losses) gains on these derivatives in the consolidated statements of income for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Realized losses on derivative instruments
Interest rate swap termination	—	(10,876)	—
Interest rate swaps	(52,819)	(60,741)	(55,588)
Foreign currency forward contracts	(7,153)	(13,799)	(1,912)
	(59,972)	(85,416)	(57,500)
Unrealized gains (losses) on derivative instruments
Interest rate swaps	29,937	11,952	(75,777)
Foreign currency forward contracts	9,722	(240)	(10,426)
	39,659	11,712	(86,203)
Total realized and unrealized (losses) gains on derivative instruments	(20,313)	(73,704)	(143,703)

Realized and unrealized (losses) gains of cross currency swaps are recognized in earnings and reported in foreign currency exchange loss in the consolidated statements of income. The effect of the (losses) gains on cross currency swaps in the consolidated statements of income for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Realized losses	(53,497)	(10,140)	(1,992)
Unrealized gains (losses)	46,127	(61,734)	(93,953)
Total realized and unrealized losses on cross currency swaps	(7,370)	(71,874)	(95,945)

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.